CAPITAL STOCK - Additional Information, Restricted Share Units and Awards (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	4 years
Stock-based compensation expense	$ 57.1	$ 66.4	$ 89.7
Non Employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1.1	$ 1.1
Restricted Share Units & Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	4 years
Restricted stock units and awards, granted (in shares)	559,955	368,059	445,958
Weighted average grant date fair value, granted (USD per share)	$ 93.67	$ 80.68	$ 70.30
Stock-based compensation expense	$ 26.0	$ 32.6	$ 34.8
Tax benefit received in the period shares were delivered	12.6
Stock-based compensation, tax benefit	3.5	4.9	3.7
Unrecognized pre-tax compensation expense	$ 66.7
Unrecognized pre-tax compensation expense, weighted average recognition period	3 years 8 months 12 days
Total fair value of shares vested	$ 64.5	$ 63.0	$ 37.8